Significant Accounting Policies (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the year ended December 31, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:

Customer	2023	2022
A	22%	-
B	21%	-
C	12%	-
D	12%	15%
E	10%	-
F	-	25%
G	-	20%
H	-	19%
I	-	15%
Total	77%	94%